Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands		1 Months Ended
	May 29, 2020 EUR (€)	Nov. 26, 2014 USD ($)	Oct. 30, 2012 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 26, 2014 EUR (€)	Oct. 30, 2012 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available		$ 4,400,000	$ 3,850,000		€ 2,497,008		€ 3,183,030	€ 3,527,054	€ 2,970,221
Borrowings term (in years)			5 years
Extended borrowings term (in years)		2 years
Balance outstanding					€ 1,163,572		€ 1,905,355
Amended 2012 Credit Agreement | Weighted average | USD
Long-term debt
Borrowings, interest rate				1.21%	1.21%	3.24%	3.24%
Amended 2012 Credit Agreement | Weighted average | EUR
Long-term debt
Borrowings, interest rate				0.88%	0.88%	0.93%	0.93%
Revolving credit facility USD
Long-term debt
Maximum amount available				$ 900,000	€ 733,436	$ 900,000	€ 801,139
Balance outstanding						138,700	123,464
Letters of credit outstanding				1,087	886	1,135	1,010
Revolving credit facility EUR
Long-term debt
Maximum amount available					600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available				1,110,000	904,572	1,230,000	1,094,891
Balance outstanding				$ 1,110,000	904,572	$ 1,230,000	1,094,891
EUR term loan 5-year
Long-term debt
Maximum amount available					259,000		287,000
Balance outstanding					€ 259,000		287,000
EUR term loan 3-year
Long-term debt
Maximum amount available							400,000
Balance outstanding							€ 400,000
Repayment of loans	€ 400,000